UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2003
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY           11/14/03
---------------------   ------------------------  -----------
    [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     48,604,817
                                          -----------------------

Form 13F Information Table Value Total:  $ 734,001,109
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]


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                                                                                                                           Item 5:
                   Item 1:                         Item 2:            Item 3:                 Item 4:                     Shares of
               Name of Issuer                  Title of Class          CUSIP                Fair Market                   Principal
                                                                      Number                   Value                        Amount

------------------------------------------------------------------------------------------------------------------------------------

ADVANCE AUTO PARTS COM                        COMMON                00751Y10                 14,534,500                      205,000
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC COM                         COMMON                01158910                  1,221,375                      325,700
------------------------------------------------------------------------------------------------------------------------------------
ANGIOTECH PHARMACEUTLS COM                    COMMON                03491810                  8,730,000                      200,000
------------------------------------------------------------------------------------------------------------------------------------
BANK MUTUAL CORP                              COMMON                063748107                   424,500                       10,000
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY COMPANY INC                          COMMON                086516101                19,008,000                      400,000
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM                     COMMON                09067J109                26,005,000                      700,000
------------------------------------------------------------------------------------------------------------------------------------
BISYS GROUP INC COM                           COMMON                05547210                  3,945,000                      300,000
------------------------------------------------------------------------------------------------------------------------------------
DIAL CORP                                     COMMON                25247D101                10,897,086                      505,900
------------------------------------------------------------------------------------------------------------------------------------
GENESIS HEALTH VENTURE COM                    COMMON                37183F10                 11,538,150                      475,800
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP                                   COMMON                37957F20                  4,777,190                    1,795,936
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TMM S A SP ADR A SHS                    COMMON                40051D10                    156,000                       50,000
------------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD                       COMMON                44930K108                   904,825                    1,064,500
------------------------------------------------------------------------------------------------------------------------------------
IMPSAT FIBER NETWORKS                         COMMON                45321T202                 7,500,307                    1,013,555
------------------------------------------------------------------------------------------------------------------------------------
INTERCEPT INC COM                             COMMON                45845L10                  8,855,549                      647,809
------------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC                            COMMON                912080108                 4,671,756                      753,509
------------------------------------------------------------------------------------------------------------------------------------
JANUS CAP GROUP INC COM                       COMMON                47102X10                  11,176,000                     800,000
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06    WARRANTS              494580111                   764,011                       65,863
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06    WARRANTS              494580129                 1,855,903                      165,263
------------------------------------------------------------------------------------------------------------------------------------
KMART HOLDING CORP                            COMMON                498780105                22,998,384                      919,200
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - A                        COMMON                53071810                 35,602,451                    3,570,958
------------------------------------------------------------------------------------------------------------------------------------
MAX RE CAPITAL LTD                            COMMON                G6052F10                    255,150                       15,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                      COMMON                65332M103                26,818,616                    8,251,882
------------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS INC                         COMMON                71366Q200                 2,200,302                      129,050
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC                         COMMON                718154107                 5,475,000                      125,000
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC COM                             COMMON                69344M10                 28,265,625                      837,500
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                            COMMON                G7301810                 15,368,754                      856,198
------------------------------------------------------------------------------------------------------------------------------------
UGC EUROPE INC COM                            COMMON                90268P10                 24,029,403                      458,314
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                               COMMON                913247508                 7,177,356                    1,174,690
------------------------------------------------------------------------------------------------------------------------------------
UNUM CORP COM                                 COMMON                91529Y106                14,770,000                    1,000,000
------------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP                                   COMMON                98550910                 16,986,780                      568,500
------------------------------------------------------------------------------------------------------------------------------------
ALCAN INC COM                                 COMMON                01371610                 16,260,500                      425,000
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                             COMMON                20854P109                 9,678,322                      520,900
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC - OPTION                    CALL OPTION                                             0                      873,556
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET INC WHEN ISSUED STOCK                COMMON                00374N107                   200,000                        5,000
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP OF NEW ENGLAND               COMMON                01852Q109                   300,060                        9,000
------------------------------------------------------------------------------------------------------------------------------------
BOISE CASCADE CORP COM                        COMMON                09738310                 34,099,800                    1,235,500
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CP COM                    COMMON                31340030                 20,940,000                      400,000
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A                  COMMON                35244810                  3,000,000                      300,000
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM                     COMMON                36866W106                16,002,399                    3,383,171
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM                    COMMON                49455P10                 17,915,117                      331,700
------------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                  COMMON                61990830                 11,666,379                    2,140,620
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                                     COMMON                69331C108                12,665,924                      529,955
------------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP COM NEW                    COMMON                74955W307                11,128,914                      275,400
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                       COMMON                74925410                    639,000                      127,800
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC COM                           COMMON                00184A105                31,103,935                    2,058,500
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV                                COMMON                401566104                25,966,656                      259,200
------------------------------------------------------------------------------------------------------------------------------------
DANA CORP                                     COMMON                235811106                 6,943,500                      450,000
------------------------------------------------------------------------------------------------------------------------------------
IGEN INC COM                                  COMMON                44953610                 23,137,340                      400,300
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC COM                           COMMON                20619710                  5,468,000                      400,000
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV E 7.5%          PREFERRED             00684850                     27,000                       25,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR III TIDES CONV 5%              PREFERRED             13134R30                    585,000                       15,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR TIDES CV 5.75%                 PREFERRED             13134620                    837,000                       18,000
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B EXCH13.5         PREFERRED             45880140                    200,000                        5,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%         PREFERRED             530553304                 1,658,288                      103,643
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C    PREFERRED             564621495                   264,513                      264,513
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D     PREFERRED             564623053                    90,000                       90,000
------------------------------------------------------------------------------------------------------------------------------------
MCI CAP 8% (WORLDCOM)                         PREFERRED             55267Y20                    161,975                       15,500
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP   CLL OPT 22.5000 10182003       CALL OPTION           0Y099075                     45,000                        1,500
------------------------------------------------------------------------------------------------------------------------------------
PIXAR INC      CLL OPT 70.0000 10182003       CALL OPTION           7258119JN                    23,750                          250
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GRP N V  CLL OPT 90.0000 01172004       CALL OPTION           4H799229                  2,545,000                        2,500
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE CP CLL OPT 40.0000 01172004       CALL OPTION           9N599425                    170,000                        2,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUG CLL OPT 15.0000 01222005       CALL OPTION           8T099C15                  1,100,000                        4,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                             WARRANTS                                           24,671                       24,671
------------------------------------------------------------------------------------------------------------------------------------
WTS MOTIENT CORP EXP                          WARRANTS              61990830                    946,094                      312,500
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP COM                                  COMMON                784635104                 1,166,684                       25,766
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM                        COMMON                00437V10                  3,652,695                      130,500
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                         COMMON                478160104                13,892,242                      280,538
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                         COMMON                902124106                 6,375,202                      312,051
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM                                 COMMON                03116210                  1,912,628                       29,621
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                                COMMON                577081102                   432,288                       22,800
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                          COMMON                060505104                 4,649,779                       59,582
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                       COMMON                65163910                  2,811,978                       71,936
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                COMMON                717081103                14,963,851                      492,556
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                             COMMON                693475105                 4,208,451                       88,450
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM                       COMMON                166751107                13,313,207                      186,329
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                COMMON                925524308                 3,407,551                       88,970
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG                           COMMON                251566105                 1,424,232                       98,631
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                COMMON                254687106                 4,526,148                      224,400
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                         COMMON                939322103                 8,856,498                      224,955
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                          COMMON                949746101                10,866,500                      211,000
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG                       COMMON                5842359                   1,004,062                       69,308
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ORDS                           COMMON                4655053                   4,069,530                       40,800
------------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC                           COMMON                0925288                  15,563,165                      750,000
------------------------------------------------------------------------------------------------------------------------------------
VIVENDI UNIVERSAL SA                          COMMON                4834777                  24,196,666                    1,366,958
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                           COMMON                08658R108                         0                      354,500
------------------------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                       COMMON                244783106                         0                       17,500
------------------------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW                       COMMON                65250E208                         0                      467,500
------------------------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                            COMMON                670099100                       642                       31,950
------------------------------------------------------------------------------------------------------------------------------------
RTS COAST FEDERAL LITIGATION                  COMMON                                                  0                      273,159
------------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                         WARRANTS              104499116                         0                       25,000
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                         WARRANTS              255013153                         0                       10,611
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS WARRANTS @ 13.85          WARRANTS                                                0                      149,118
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS WARRANTS @ 20.78          WARRANTS                                                0                       90,217
------------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                         WARRANTS              08658T112                         0                       15,305
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                              $734,001,109                   48,604,817
------------------------------------------------------------------------------------------------------------------------------------
                                   [table continued]

                                   [table continued]

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                                                             Item 6:                                                 Item 8:
                                                      Investment Discretion                                 Voting Authority Shares
                   Item 1:                   ----------------------------------------     Item 7:     ------------------------------
               Name of Issuer                            (b) Shared-                     Managers
                                              (a) Sole     as defined   (c) Shared -   See Instr. V   (a) Sole   (b) Shared (c) None
                                                          by Instr. V      Other
------------------------------------------------------------------------------------------------------------------------------------

ADVANCE AUTO PARTS COM                            X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC COM                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ANGIOTECH PHARMACEUTLS COM                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BANK MUTUAL CORP                                  X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY COMPANY INC                              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM                         X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BISYS GROUP INC COM                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
DIAL CORP                                         X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GENESIS HEALTH VENTURE COM                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GLOBIX CORP                                       X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TMM S A SP ADR A SHS                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COM HLDG LTD                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
IMPSAT FIBER NETWORKS                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
INTERCEPT INC COM                                 X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC                                X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
JANUS CAP GROUP INC COM                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS (@30)  4/20/06        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
KMART HOLDING CORP                                X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - A                            X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
MAX RE CAPITAL LTD                                X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                                          X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS INC                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC COM                                 X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD COM                                X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
UGC EUROPE INC COM                                X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                                   X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
UNUM CORP COM                                     X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP                                       X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ALCAN INC COM                                     X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                                 X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC - OPTION                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET INC WHEN ISSUED STOCK                    X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP OF NEW ENGLAND                   X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BOISE CASCADE CORP COM                            X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CP COM                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BANK CORP CL A 144A                      X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL COM                         X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
MOTIENT CORP                                      X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                                         X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP COM NEW                        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC COM                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV                                    X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
DANA CORP                                         X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
IGEN INC COM                                      X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC COM                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATION PFD CV E 7.5%              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR III TIDES CONV 5%                  X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CAP TR TIDES CV 5.75%                     X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATN PFD B EXCH13.5             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC PFD SREX14.75%             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C        X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D         X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
MCI CAP 8% (WORLDCOM)                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP   CLL OPT 22.5000 10182003           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PIXAR INC      CLL OPT 70.0000 10182003           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GRP N V  CLL OPT 90.0000 01172004           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE CP CLL OPT 40.0000 01172004           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUG CLL OPT 15.0000 01222005           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                                 X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
WTS MOTIENT CORP EXP                              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP COM                                      X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC COM                            X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM                                     X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                                    X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COM                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                                    X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                                 X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CLASS B                                    X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                                    X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW                              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG-REG                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ORDS                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
VIVENDI UNIVERSAL SA                              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                               X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW                           X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                                X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
RTS COAST FEDERAL LITIGATION                      X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS WARRANTS @ 13.85              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS WARRANTS @ 20.78              X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V                             X                                                     X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------